Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 80	$ 719		$ (16,115,670)	$ (16,114,871)
Balance (in Shares) at Dec. 31, 2021	800,000	7,187,500
Increase in Class A ordinary shares subject to possible redemption				(3,925,100)	(3,925,100)
Net income (loss)				8,485,910	8,485,910
Balance at Dec. 31, 2022	$ 80	$ 719		(11,554,860)	(11,554,061)
Balance (in Shares) at Dec. 31, 2022	800,000	7,187,500
Stock compensation expense			1,701,444		1,701,444
Shareholder non-redemption agreement			4,115,639		4,115,639
Contribution from the Sponsor			(2,333,639)		(2,333,639)
Increase in Class A ordinary shares subject to possible redemption			(2,064,972)	9,700,250	7,635,278
Net income (loss)				(5,276,469)	(5,276,469)
Balance at Dec. 31, 2023	$ 80	$ 719	$ 1,418,472	$ (7,131,079)	$ (5,711,808)
Balance (in Shares) at Dec. 31, 2023	800,000	7,187,500